Condensed Consolidated Statements of Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income
Balance at Dec. 31, 2014	$ 613	$ 68,656	$ 41,588	$ (110,874)	$ 1,243
Balance (in shares) at Dec. 31, 2014		10,593
Stock options issued	97	$ 0	97	0	0
Exercise of stock options	48	$ 82	(34)	0	0
Exercise of stock options (in shares)		47
Exercise of warrants	449	$ 663	(214)	0	0
Exercise of warrants (in shares)		300
Net loss	(659)	$ 0	0	(659)	0
Balance at Dec. 31, 2015	548	$ 69,401	41,437	(111,533)	1,243
Balance (in shares) at Dec. 31, 2015		10,940
Stock options issued | Consultants [Member]	16	$ 0	16	0	0
Stock options issued | Employee [Member]	615	0	615	0	0
Warrants issued to consultants	72	0	72	0	0
Exercise of stock options	6	$ 6	0	0	0
Exercise of stock options (in shares)		4
Exercise of warrants	102	$ 108	(6)	0	0
Exercise of warrants (in shares)		67
Rights offering	5,000	$ 5,000	0	0	0
Rights offering (in shares)		2,632
Net loss	(2,789)	$ 0	0	(2,789)	0
Balance at Dec. 31, 2016	3,570	$ 74,515	42,134	(114,322)	1,243
Balance (in shares) at Dec. 31, 2016		13,643
Stock options issued | Contractors [Member]	56	$ 0	56	0	0
Stock options issued | Employee [Member]	41	0	41	0	0
Net loss	(806)	0	0	(806)	0
Balance at Mar. 31, 2017	2,861	$ 74,515	42,231	(115,128)	1,243
Balance (in shares) at Mar. 31, 2017		13,643
Balance at Dec. 31, 2016	$ 3,570	$ 74,515	42,134	(114,322)	1,243
Balance (in shares) at Dec. 31, 2016		13,643
Exercise of stock options (in shares)	36
Net loss	$ (2,404)
Balance at Jun. 30, 2017	9,679	$ 82,277	42,885	(116,726)	1,243
Balance (in shares) at Jun. 30, 2017		15,629
Balance at Mar. 31, 2017	2,861	$ 74,515	42,231	(115,128)	1,243
Balance (in shares) at Mar. 31, 2017		13,643
Stock options issued | Contractors [Member]	286	$ 0	286	0	0
Stock options issued | Employee [Member]	461	0	461	0	0
Exercise of stock options	98	$ 191	(93)	0	0
Exercise of stock options (in shares)		86
Rights offering	7,571	$ 7,571	0	0	0
Rights offering (in shares)		1,900
Net loss	(1,598)	$ 0	0	(1,598)	0
Balance at Jun. 30, 2017	$ 9,679	$ 82,277	$ 42,885	$ (116,726)	$ 1,243
Balance (in shares) at Jun. 30, 2017		15,629